Rule 497(e)
                                      Registration Nos. 333-140895 and 811-22019

================================================================================

                                  ALPHADEX(R)
                                 Family of ETFs
________________________________________________________________________________

FUND NAME                                         TICKER SYMBOL      EXCHANGE
ALPHADEX(R) STYLE FUNDS

First Trust Large Cap Core AlphaDEX(R) Fund            FEX            Nasdaq
First Trust Mid Cap Core AlphaDEX(R) Fund              FNX            Nasdaq
First Trust Small Cap Core AlphaDEX(R) Fund            FYX            Nasdaq
First Trust Large Cap Value AlphaDEX(R) Fund           FTA            Nasdaq
First Trust Large Cap Growth AlphaDEX(R) Fund          FTC            Nasdaq
First Trust Multi Cap Value AlphaDEX(R) Fund           FAB            Nasdaq
First Trust Multi Cap Growth AlphaDEX(R) Fund          FAD            Nasdaq
First Trust Mid Cap Value AlphaDEX(R) Fund             FNK            Nasdaq
First Trust Mid Cap Growth AlphaDEX(R) Fund            FNY            Nasdaq
First Trust Small Cap Value AlphaDEX(R) Fund           FYT            Nasdaq
First Trust Small Cap Growth AlphaDEX(R) Fund          FYC            Nasdaq
First Trust Mega Cap AlphaDEX(R) Fund                  FMK            Nasdaq


Each of the funds listed above under AlphaDEX(R) Style Funds (each a "Fund," and collectively, the "Funds" or "AlphaDEX(R) Style Funds") lists and principally trades its shares on The Nasdaq Stock Market LLC ("Nasdaq" or the "Exchange"). Market prices may differ to some degree from the net asset value of the shares. Unlike mutual funds, each Fund issues and redeems shares at net asset value, only in large specified blocks each consisting of 50,000 shares (each such block of shares called a "Creation Unit," and collectively, the "Creation Units"). Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

Each Fund is a series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") and an exchange-traded index fund organized as a separate series of a registered management investment company.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




           NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE


                                April 8, 2016
________________________________________________________________________________

                               TABLE OF CONTENTS

Summary Information
 AlphaDEX(R) Style Funds
    First Trust Large Cap Core AlphaDEX(R) Fund (FEX).........................1
    First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)...........................6
    First Trust Small Cap Core AlphaDEX(R) Fund (FYX)........................11
    First Trust Large Cap Value AlphaDEX(R) Fund (FTA).......................16
    First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)......................21
    First Trust Multi Cap Value AlphaDEX(R) Fund (FAB).......................26
    First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)......................31
    First Trust Mid Cap Value AlphaDEX(R) Fund (FNK).........................36
    First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)........................41
    First Trust Small Cap Value AlphaDEX(R) Fund (FYT).......................46
    First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)......................51
    First Trust Mega Cap AlphaDEX(R) Fund (FMK)..............................56
Additional Information on the Funds' Investment Objectives and Strategies....61
Fund Investments.............................................................61
Additional Risks of Investing in the Funds...................................61
Fund Organization............................................................63
Management of the Funds......................................................63
How to Buy and Sell Shares...................................................65
Dividends, Distributions and Taxes...........................................66
Federal Tax Matters..........................................................66
Distribution Plan............................................................69
Net Asset Value..............................................................69
Fund Service Providers.......................................................70
Index Provider...............................................................70
Disclaimers..................................................................70
Index Information............................................................71
Premium/Discount Information.................................................79
Total Return Information.....................................................82
Financial Highlights.........................................................87
Other Information............................................................93

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                              SUMMARY INFORMATION
               FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
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INVESTMENT OBJECTIVE

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
  year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.11%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.61%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.61%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR             3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $62                $249                 $452                 $1,038
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

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               FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

   4. The top 375 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 375 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $3.7 billion to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

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               FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
--------------------------------------------------------------------------------

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Core Index to the Nasdaq AlphaDEX(R) Large Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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               FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -38.35%
                              2009           36.11%
                              2010           20.66%
                              2011           -0.22%
                              2012           14.39%
                              2013           35.77%
                              2014           12.34%
                              2015           -3.87%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 3.38%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      21.20% (June 30, 2009)                   -23.68% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      -3.87%       10.85%         5.58%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      -4.41%       10.29%         5.10%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -2.19%        8.36%         4.19%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    1.38%       12.57%         5.84%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Large Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                   -3.27%       11.63%         6.35%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Core Index to the Nasdaq AlphaDEX(R) Large Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Core Index.

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               FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.12%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.62%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.62%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $63                 $253                 $458                 $1,049
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

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                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

   4. The top 450 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 450 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials and financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $614 million to $8.1 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Core Index to the Nasdaq AlphaDEX(R) Mid Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -36.77%
                              2009           47.38%
                              2010           27.03%
                              2011            0.83%
                              2012           14.23%
                              2013           37.45%
                              2014            5.56%
                              2015           -8.09%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 3.56%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      24.50% (June 30, 2009)                   -26.89% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      -8.09%        8.96%         6.38%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      -8.49%        8.62%         6.07%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -4.57%        6.93%         4.95%
--------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Index
   (reflects no deduction for fees, expenses or taxes)                                   -2.18%       10.68%         6.93%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
Defined Mid Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                   -7.53%        9.72%         7.14%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Core Index to the Nasdaq AlphaDEX(R) Mid Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Core Index.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
--------------------------------------------------------------------------------

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.13%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.63%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.63%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $64                 $256                 $463                 $1,061
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

   4. The top 525 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 525 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Core Index to the Nasdaq AlphaDEX(R) Small Cap Core Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------

existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Core Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -34.28%
                              2009           37.12%
                              2010           26.92%
                              2011           -0.10%
                              2012           15.39%
                              2013           43.15%
                              2014            1.31%
                              2015           -8.91%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 2.21%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      29.60% (June 30, 2009)                   -27.22% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      -8.91%        8.78%         5.15%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      -9.23%        8.50%         4.93%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -5.03%        6.81%         3.98%
--------------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600(R) Index
   (reflects no deduction for fees, expenses or taxes)                                   -1.97%       11.48%         6.58%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Small Cap Core Index
   (reflects no deduction for fees, expenses or taxes)                                   -8.44%        9.53%         5.96%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Core Index to the Nasdaq AlphaDEX(R) Small Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Core Index.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
--------------------------------------------------------------------------------

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.12%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.62%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.62%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $63                  $253                 $458                 $1,049
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

--------------------------------------------------------------------------------
               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

   4. The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 187 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $3.7 billion to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
--------------------------------------------------------------------------------

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Value Index to the Nasdaq AlphaDEX(R) Large Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -36.09%
                              2009           41.18%
                              2010           18.55%
                              2011            1.32%
                              2012           17.25%
                              2013           33.92%
                              2014           10.87%
                              2015          -10.27%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 6.04%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      31.01% (June 30, 2009)                   -24.78% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                     -10.27%        9.62%         4.72%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                     -11.03%        8.87%         4.03%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -5.80%       -7.27%         3.38%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    1.38%       12.57%         5.84%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Value Index
   (reflects no deduction for fees, expenses or taxes)                                   -3.13%       10.96%         3.54%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Large Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                   -9.71%       10.41%         5.51%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Value Index to the Nasdaq AlphaDEX(R) Large Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Value Index.

--------------------------------------------------------------------------------
               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

      o Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
              FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.12%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.62%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.62%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $63                  $253                 $458                 $1,049
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 143% of the average value of its portfolio.

--------------------------------------------------------------------------------
              FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

   4. The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 187 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $4.8 billion to $539.1 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including

--------------------------------------------------------------------------------
              FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
--------------------------------------------------------------------------------

changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Growth Index to the Nasdaq AlphaDEX(R) Large Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Large Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns

--------------------------------------------------------------------------------
              FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
--------------------------------------------------------------------------------

for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -41.12%
                              2009           29.33%
                              2010           23.67%
                              2011           -2.65%
                              2012            9.92%
                              2013           37.71%
                              2014           14.47%
                              2015            4.29%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.31%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      18.05% (September 30, 2009)                 -22.58% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       4.29%       11.96%         6.32%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                       4.05%       11.63%         6.06%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                    2.43%        9.38%         4.92%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    1.38%       12.57%         5.84%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    5.52%       14.06%         8.05%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Large Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    5.00%       12.77%         7.10%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Growth Index to the Nasdaq AlphaDEX(R) Large Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Growth Index.

--------------------------------------------------------------------------------
              FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.14%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.64%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.64%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $65                  $259                 $469                 $1,073
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

--------------------------------------------------------------------------------
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Indices are comprehensive, rules-based indices designed to measure stock market performance of US companies of all market capitalizations, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Indices.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

      Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:

   3. The remaining stocks in each Base Index are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

   4. The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 674 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $333.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or

--------------------------------------------------------------------------------
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------

when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Value Index to the Nasdaq AlphaDEX(R) Multi Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Multi Cap Value Index. See "Total Return

--------------------------------------------------------------------------------
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------
Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -35.41%
                              2009           47.57%
                              2010           22.13%
                              2011            0.57%
                              2012           17.17%
                              2013           37.00%
                              2014            7.86%
                              2015          -12.45%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 5.91%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      33.70% (June 30, 2009)                   -26.85% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                     -12.45%        8.80%         5.06%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                     -13.03%        8.22%         4.50%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -7.03%        6.68%         3.73%
--------------------------------------------------------------------------------------------------------------------------------
S&P Composite 1500(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    1.01%       12.39%         5.97%
--------------------------------------------------------------------------------------------------------------------------------
S&P Composite 1500(R) Value Index
   (reflects no deduction for fees, expenses or taxes)                                   -3.53%       10.88%         3.79%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Multi Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Multi Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                  -11.84%        9.63%         5.89%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Value Index to the Nasdaq AlphaDEX(R) Multi Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Value Index.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

--------------------------------------------------------------------------------
               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
--------------------------------------------------------------------------------

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.50%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Fees Previously Waived or Expenses Reimbursed by First Trust(2)      0.00%
     Other Expenses                                                       0.16%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.66%
================================================================================
     Fee Waiver and Expense Reimbursement(2)                              0.00%
--------------------------------------------------------------------------------
     Total Net Annual Fund Operating Expenses After Fee Waiver
        and Expense Reimbursement                                         0.66%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

(2) First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 7, 2017 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $67                  $265                 $479                 $1,097
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

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--------------------------------------------------------------------------------
              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------

During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

The Base Indices are comprehensive, rules-based indices designed to measure stock market performance of US companies of all market capitalizations, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Indices.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

      Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:

   3. The remaining stocks in each Base Index are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

   4. The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 674 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $273 million to $539 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

--------------------------------------------------------------------------------
              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value

--------------------------------------------------------------------------------
              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------
compare to those of the Index, a broad-based market index and a specialized securities market index. On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Growth Index to the Nasdaq AlphaDEX(R) Multi Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Multi Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -38.98%
                              2009           29.69%
                              2010           26.12%
                              2011           -0.59%
                              2012           10.52%
                              2013           38.40%
                              2014            8.29%
                              2015            2.10%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.00%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      19.09% (September 30, 2009)               -23.61% (December 31, 2008)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                 SINCE INCEPTION
                                                                                         1 YEAR       5 YEARS      (5/8/2007)
--------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       2.10%       10.95%         6.34%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                       1.92%       10.74%         6.19%
--------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                    1.19%        8.62%         5.00%
--------------------------------------------------------------------------------------------------------------------------------
S&P Composite 1500(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    1.01%       12.39%         5.97%
--------------------------------------------------------------------------------------------------------------------------------
S&P Composite 1500(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    5.21%       13.80%         8.08%
--------------------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Multi Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.         N.A.          N.A.
--------------------------------------------------------------------------------------------------------------------------------
Defined Multi Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    2.90%       11.81%         7.16%
--------------------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Growth Index to the Nasdaq AlphaDEX(R) Multi Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Growth Index.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2007, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

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              FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
--------------------------------------------------------------------------------

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.70%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Other Expenses                                                       0.00%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.70%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $72                  $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

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--------------------------------------------------------------------------------
                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
--------------------------------------------------------------------------------

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

   4. The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 225 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials and financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $614 million to $7.7 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
--------------------------------------------------------------------------------

demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Value Index to the Nasdaq AlphaDEX(R) Mid Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012           17.38%
                              2013           37.85%
                              2014            5.57%
                              2015          -13.11%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 6.34%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      14.59% (March 31, 2013)                  -11.78% (September 30, 2015)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                     SINCE INCEPTION
                                                                                         1 YEAR        (4/19/2011)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                     -13.11%          7.21%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                     -13.62%          6.75%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -7.40%          5.45%
--------------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Value Index
   (reflects no deduction for fees, expenses or taxes)                                   -6.65%          9.35%
--------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.           N.A.
--------------------------------------------------------------------------------------------------------------------
Defined Mid Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                  -12.57%          7.98%
--------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Value Index to the Nasdaq AlphaDEX(R) Mid Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Value Index.

--------------------------------------------------------------------------------
                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
               FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.70%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Other Expenses                                                       0.00%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.70%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $72                  $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

--------------------------------------------------------------------------------
               FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
--------------------------------------------------------------------------------

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

   4. The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 225 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $1 billion to $8 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to

--------------------------------------------------------------------------------
               FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
--------------------------------------------------------------------------------
increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Growth Index to the Nasdaq AlphaDEX(R) Mid Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mid Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
               FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012            9.90%
                              2013           36.64%
                              2014            4.98%
                              2015           -1.20%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 0.16%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      13.55% (March 31, 2013)                -8.68% (September 30, 2015)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                     SINCE INCEPTION
                                                                                         1 YEAR        (4/19/2011)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      -1.20%          8.29%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      -1.39%          8.14%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -0.67%          6.45%
--------------------------------------------------------------------------------------------------------------------
S&P MidCap 400(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    2.02%          9.98%
--------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.           N.A.
--------------------------------------------------------------------------------------------------------------------
Defined Mid Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                   -0.42%          9.12%
--------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Growth Index to the Nasdaq AlphaDEX(R) Mid Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Growth Index.

--------------------------------------------------------------------------------
               FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.70%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Other Expenses                                                       0.00%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.70%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $72                  $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select value stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
--------------------------------------------------------------------------------

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

   4. The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 262 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in industrials companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $277 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
--------------------------------------------------------------------------------

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Value Index to the Nasdaq AlphaDEX(R) Small Cap Value Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Value Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012           16.63%
                              2013           43.49%
                              2014            3.76%
                              2015          -16.67%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was 4.85%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      12.14% (March 31, 2012)                -15.49% (September 30, 2015)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                     SINCE INCEPTION
                                                                                         1 YEAR        (4/19/2011)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                     -16.67%          7.55%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                     -16.98%          7.21%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -9.42%          5.78%
--------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600(R) Value Index
   (reflects no deduction for fees, expenses or taxes)                                   -6.67%         10.38%
--------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.           N.A.
--------------------------------------------------------------------------------------------------------------------
Defined Small Cap Value Index
   (reflects no deduction for fees, expenses or taxes)                                  -16.00%          8.45%
--------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Value Index to the Nasdaq AlphaDEX(R) Small Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Value Index.

--------------------------------------------------------------------------------
               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
              FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.70%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Other Expenses                                                       0.00%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.70%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $72                  $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 153% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select growth stocks from the NASDAQ US 700 Small Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

--------------------------------------------------------------------------------
              FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
--------------------------------------------------------------------------------

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks in the universe are then ranked on both growth and value factors. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

   4. The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 262 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in financial companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $273 million to $2.9 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

--------------------------------------------------------------------------------
              FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
--------------------------------------------------------------------------------

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Growth Index to the Nasdaq AlphaDEX(R) Small Cap Growth Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Small Cap Growth Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
              FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                     [DATA POINTS REPRESENTED IN BAR CHART]

                    Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012           13.07%
                              2013           42.93%
                              2014           -1.65%
                              2015            1.78%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was -1.00%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      12.73% (September 30, 2013)             -8.17% (September 30, 2014)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                     SINCE INCEPTION
                                                                                         1 YEAR        (4/19/2011)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       1.78%          9.45%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                       1.69%          9.38%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                    1.01%          7.43%
--------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600(R) Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    2.78%         11.70%
--------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.           N.A.
--------------------------------------------------------------------------------------------------------------------
Defined Small Cap Growth Index
   (reflects no deduction for fees, expenses or taxes)                                    2.61%         10.32%
--------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Growth Index to the Nasdaq AlphaDEX(R) Small Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Growth Index.

--------------------------------------------------------------------------------
              FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                  FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each
   year as a percentage of the value of your investment)
     Management Fees                                                      0.70%
     Distribution and Service (12b-1) Fees(1)                             0.00%
     Other Expenses                                                       0.00%
--------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                                 0.70%
================================================================================
(1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees any time before April 7, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following April 7, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR               3 YEARS              5 YEARS              10 YEARS
--------------------------------------------------------------------------------
       $72                  $278                 $501                 $1,144
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Index is designed to select mega cap stocks from the NASDAQ US 500 Large Cap Index (the "Base Index") that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index attempts to generate positive alpha by identifying stocks based on three factors: value, momentum and size.

--------------------------------------------------------------------------------
                  FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
--------------------------------------------------------------------------------

The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by the Index Provider. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated.

Security selection for the Index will be conducted in the following manner:

   1. The selection universe for the Index begins with all stocks in the Base Index.

   2. The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; and stocks which do not meet the Index Provider's liquidity screens.

   3. The remaining stocks are then ranked by market capitalization. The top 100 largest stocks by market capitalization, which the Index Provider defines as "mega cap," are eligible for the portfolio.

   4. The remaining stocks in the universe are then ranked on both growth and value factors. A stock's selection score is the better of the growth or value rank.

   5. The top 50 stocks based on the selection score determined in step 4 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index, subject to sector constraints.

The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The inception date of the Index was January 11, 2016. As of February 29, 2016, the Index was composed of 50 securities. See "Index Information" for additional information.

The Fund's strategy includes a quarterly portfolio rebalance and reconstitution which may result in a high rate of turnover. As of February 29, 2016, the Fund had significant investments in consumer discretionary and information technology companies. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. To determine the market capitalization range of such securities, the Fund uses the current range of the Index. However, the Fund will not sell a security because the security has exceeded or fallen below the current market capitalization range of the Index. As of February 29, 2016, the market capitalization range of securities in the Index was $28.3 billion to $539 billion.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be

--------------------------------------------------------------------------------
                  FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
--------------------------------------------------------------------------------

significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and a broad-based market index. On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX(R) Mega Cap Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund's new underlying index had an inception date of January 11, 2016, it was not in existence for any of the periods disclosed. The new Index is substantially similar to the Defined Mega Cap Index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

--------------------------------------------------------------------------------
                  FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
--------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MEGA CAP ALPHADEX(R) FUND--TOTAL RETURNS(1)

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012            8.32%
                              2013           31.92%
                              2014            8.97%
                              2015           -0.26%

(1) The Fund's year-to-date return based on net asset value for the period 12/31/2015 to 3/31/2016 was -0.85%.

During the period shown in the chart above:

          BEST QUARTER                               WORST QUARTER
    ------------------------------------------------------------------------
      10.74% (March 31, 2012)                    -8.54% (June 30, 2012)
    ------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                     SINCE INCEPTION
                                                                                         1 YEAR        (5/11/2011)
--------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                      -0.26%          7.85%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                      -0.97%          7.29%
--------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares                                   -0.15%          5.89%
--------------------------------------------------------------------------------------------------------------------
S&P 100(R) Index
   (reflects no deduction for fees, expenses or taxes)                                    2.64%         12.12%
--------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mega Cap Index
   (reflects no deduction for fees, expenses or taxes)                                     N.A.           N.A.
--------------------------------------------------------------------------------------------------------------------
Defined Mega Cap Index
   (reflects no deduction for fees, expenses or taxes)                                    0.56%          8.73%
--------------------------------------------------------------------------------------------------------------------

    * On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX(R) Mega Cap Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mega Cap Index.

--------------------------------------------------------------------------------
                  FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
--------------------------------------------------------------------------------

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

         o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

         o  Jon C. Erickson, Senior Vice President of First Trust;

         o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

         o  Roger F. Testin, Senior Vice President of First Trust;

         o  Stan Ueland, Senior Vice President of First Trust; and

         o  Chris A. Peterson, Senior Vice President of First Trust.

      The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011, except for Chris A. Peterson, who has served as a member of the portfolio management team since 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares of the Fund may only be purchased and sold on Nasdaq through a broker-dealer. Shares of the Fund trade on Nasdaq at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

   ADDITIONAL INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" Nasdaq, Inc., the provider of each Fund's Index, is referred to herein as the "Index Provider"). Each Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise its Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval upon 60 days' prior written notice to shareholders. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

                                FUND INVESTMENTS

PRINCIPAL INVESTMENTS

EQUITY SECURITIES

The Funds invest in equity securities, which may include common stocks, preferred securities, warrants to purchase common stocks or preferred securities, securities convertible into common stocks or preferred securities, and other securities with equity characteristics, such as real estate investment trusts, master limited partnerships and depositary receipts.

NON-PRINCIPAL INVESTMENTS

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Normally, a Fund invests substantially all of its assets to meet its investment objective. Each Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, such Fund may not be able to achieve its investment objective. A Fund may adopt a defensive strategy when its portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI, which is available on the Funds' website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

PRINCIPAL RISKS

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

EQUITY SECURITIES RISK. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole or may occur in only a particular country, company, industry or sector of the market.

EXPENSE REIMBURSEMENT AND RECOUPMENT RISK. For certain Funds, the Advisor has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse such Funds for expenses exceeding an agreed upon amount. This agreement may be terminated by the Trust on behalf of a Fund at any time and by the Advisor only after April 7, 2017 upon 60 days' written notice. The Advisor is also entitled to recoup from the applicable Funds any waived fees or reimbursed amounts pursuant to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the applicable Fund's returns.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

SMALLER COMPANIES RISK. Certain Funds invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

NON-PRINCIPAL RISKS

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BORROWING AND LEVERAGE RISK. If a Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which a Fund invests. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Advisor determines to sell such a holding.

MARKET MAKER RISK. Certain of the Funds, especially those with lower average daily trading volumes, may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which such Fund's shares are trading on Nasdaq. This could result in a decrease in value of a Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

TRADING ISSUES

Although shares of each Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Funds' shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on Nasdaq.

FLUCTUATION OF NET ASSET VALUE

The net asset value of shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. A Fund cannot predict whether shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that shares can be purchased and redeemed in-kind or, in certain circumstances, for cash, in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds believe that large discounts or premiums to the net asset value of shares should not be sustained.

                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. The Trust's Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to seven mutual fund portfolios, nine exchange-traded funds consisting of 102 series and 16 closed-end funds. It is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin, Stan Ueland and Chris A. Peterson.

         o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist was a Senior Vice President of First Trust and FTP from September 2005 to July 2012 and is now a Managing Director of First Trust and FTP.

         o Mr. Erickson joined First Trust in 1994 and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         o Mr. McGarel is the Chief Investment Officer and a Managing Director of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. McGarel was a Senior Vice President of First Trust and FTP from January 2004 to July 2012.

         o Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Testin has been a Senior Vice President of First Trust and FTP since November 2003.

         o Mr. Ueland joined First Trust as a Vice President in August 2005 and has been a Senior Vice President of First Trust and FTP since September 2012. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

         o Mr. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. Additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Funds is provided in the SAI.

For First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses.

For First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap") at least through April 7, 2017. Each Expense Cap Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses related to the execution of portfolio transactions, paying for its sublicensing fees related to the Fund's Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of each such Expense Cap Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the Expense Cap listed above, at least until the Expense Cap Termination Date listed above. Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap.

The table below sets forth the annual management fee that First Trust may receive from each Fund. The table also shows the amounts paid by the Funds to First Trust for the fiscal year ended July 31, 2015 (net of expense reimbursements) as a percentage of average daily net assets. A discussion regarding the Board's approval of the continuation of the Investment Management

Agreement for the AlphaDEX(R) Style Funds is available in the Funds' Annual Report to Shareholders for the year ended July 31, 2015.

The Unitary Fee Funds do not have an Expense Cap (as defined above) and are not a party to the Recovery Agreement.

                                                                                                                    MANAGEMENT FEE
                                                                ANNUAL             ANNUAL                          PAID FOR THE YEAR
                                                            MANAGEMENT FEE       EXPENSE CAP       EXPENSE CAP      ENDED 7/31/2015
                                                             (% OF AVERAGE      (% OF AVERAGE      TERMINATION       (% OF AVERAGE
FUND                                                       DAILY NET ASSETS)  DAILY NET ASSETS)        DATE        DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
First Trust Large Cap Core AlphaDEX(R) Fund (FEX)                0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)                  0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)                0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)               0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)              0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)               0.50%              0.70%         April 7, 2017          0.50%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)              0.50%              0.70%         April 7, 2017          0.48%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)                 0.70%               N/A               N/A               0.70%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)                0.70%               N/A               N/A               0.70%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)               0.70%               N/A               N/A               0.70%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)              0.70%               N/A               N/A               0.70%
------------------------------------------------------------------------------------------------------------------------------------
First Trust Mega Cap AlphaDEX(R) Fund (FMK)                      0.70%               N/A               N/A               0.70%
------------------------------------------------------------------------------------------------------------------------------------

                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on Nasdaq. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on Nasdaq. Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares because shares are bought and sold at market prices rather than at net asset value, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment. The Funds will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

BOOK ENTRY

Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading price of shares of a Fund on Nasdaq is based on market price and may differ from such Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The Index Provider intends to disseminate the approximate value of shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the net asset value per share of the Funds because the approximate value may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of shares of the Funds and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that the Funds' shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in the Funds' shares occurs on the secondary market. Because the secondary market trades do not involve the Funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent that the Funds may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to the Funds and increased transaction costs, which could negatively impact the Funds' ability to achieve their investment objectives. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, the Funds impose fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. Finally, the Advisor monitors purchase and redemption orders from APs for patterns of abusive trading and the Funds reserve the right to not accept orders from APs that the Advisor has determined may be disruptive to the management of the Funds, or otherwise not in the Funds' best interests.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income from the Funds, if any, are declared and paid quarterly by each respective Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes. An adverse federal income tax audit of a master limited partnership that a Fund invests in could result in the Fund being required to pay federal income tax or pay a deficiency dividend (without having received additional cash).

DISTRIBUTIONS

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gain tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your shares, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from a Fund may also be subject to a 3.8% "Medicare tax." This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be reported by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets. Some portion of your capital gain dividends may be taxed at a higher maximum marginal stated federal tax rate. Some portion of your capital gain dividends may be attributable to a Fund's interest in a master limited partnership which may be subject to a maximum marginal stated federal income tax rate of 28%, rather than the rates set forth above. In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to equity interests in real estate investment trusts that constitute interests in entities treated as real estate investment trusts for federal income tax purposes) is taxed at a maximum stated tax rate of 25%. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, is subject to the 28% tax rate or the 25% tax rate, will be made based on rules prescribed by the United States Treasury. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. Distributions with respect to shares in real estate investment trusts are qualifying dividends only in limited circumstances. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

NON-U.S. TAX CREDIT

Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by such Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury; and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Disposition of shares by such persons may be subject to such withholding after December 31, 2018.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If a Fund holds an equity interest in any passive foreign investment companies ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 7, 2017. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

Each Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Board or its delegate.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq or the AIM, the securities are fair valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on Nasdaq or the AIM, are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at the closing bid price. Short-term investments that mature in less than 60 days when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discount, provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Net asset value may change on days when investors may not sell or redeem Fund shares.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate, the Advisor's Pricing Committee, at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, certain restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used generally they will differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the Funds' SAI for details.

                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation, One Wall Street, New York, New York 10286, acts as the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

                                 INDEX PROVIDER

The Index Provider is not affiliated with the Funds, FTP or First Trust Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among the Trust on behalf of each Fund, its respective Index Provider, First Trust and FTP, which in turn has a license agreement with the Index Provider. The Index Provider, or its agent, also serves as the index calculation agent for each Index. The index calculation agent intends to calculate and disseminate the values of the Indices at least once every 15 seconds.

                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Trust and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the Nasdaq Inc.'s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations' only relationship to First Trust is in the licensing of "Nasdaq," and the Indices' registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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                               INDEX INFORMATION

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

INDEX CONSTRUCTION

The Index is designed to select stocks from the NASDAQ US 500 Large Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 497 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

      4. The top 375 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

INDEX CONSTRUCTION

The Index is designed to select stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 589 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

      4. The top 450 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

INDEX CONSTRUCTION

The Index is designed to select stocks from the NASDAQ US 700 Small Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 693 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score."

      4. The top 525 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

INDEX CONSTRUCTION

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 497 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology.

Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

      4. The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

INDEX CONSTRUCTION

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 497 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.


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


      4. The top 187 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

INDEX CONSTRUCTION

The Index is designed to select value stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices"), which, as of February 29, 2016, were comprised of 497, 589 and 693 securities, respectively, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the -AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Indices. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

         Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:

      2. Rank all remaining stocks in each Base Index on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

      4. The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.


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


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

INDEX CONSTRUCTION

The Index is designed to select growth stocks from the NASDAQ US 500 Large Cap Index, NASDAQ US 600 Mid Cap Index and NASDAQ US 700 Small Cap Index (the "Base Indices"), which, as of February 29, 2016, were comprised of 497, 589 and 693 securities, respectively, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the -AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Indices. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

         Stocks from the NADSAQ US 500 Large Cap Index will comprise 50% of the Index; stocks from the NASDAQ US 600 Mid Cap Index will comprise 30% of the Index; and stocks from the NASDAQ US 700 Small Cap Index will comprise 20% of the Index at each rebalance. The following steps are performed for each size class independently:

      2. Rank all remaining stocks in each Base Index on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

      4. The top 187 stocks from the NASDAQ US 500 Large Cap Index, top 225 stocks from the NASDAQ US 600 Mid Cap Index and top 262 stocks from the NASDAQ US 700 Small Cap Index based on the selection score determined in step 3 comprise the "selected stocks." Within each size class, the selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

INDEX CONSTRUCTION

The Index is designed to select value stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 589 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.


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


      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

      4. The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

INDEX CONSTRUCTION

The Index is designed to select growth stocks from the NASDAQ US 600 Mid Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 589 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

      4. The top 225 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

INDEX CONSTRUCTION

The Index is designed to select value stocks from the NASDAQ US 700 Small Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 693 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as value stocks are eligible for the portfolio.

      4. The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

INDEX CONSTRUCTION

The Index is designed to select growth stocks from the NASDAQ US 700 Small Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 693 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      3. Each stock is classified as either a value stock or a growth stock, as determined by the Index Provider. A stock classified as a value stock will receive its value rank as its "selection score" and a stock classified as a growth stock will receive its growth rank as its "selection score." Only those stocks designated as growth stocks are eligible for the portfolio.

      4. The top 262 stocks based on the selection score determined in step 3 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

INDEX CONSTRUCTION

The Index is designed to select mega cap stocks from the NASDAQ US 500 Large Cap Index (the "Base Index"), which, as of February 29, 2016, was comprised of 497 securities, that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Index is constructed in the following manner:

      1. Start with all stocks in the Base Index. Exclude the following:

            i.    Stocks which do not trade on an eligible exchange.

            ii.   Duplicates (multiple share classes) of a common issuer.

            iii. Stocks with an average daily dollar volume over any rolling five day period during the last 60 trading days of less than $500,000USD.

      2. The remaining stocks are then ranked by market capitalization. Only the top 100 largest stocks by market capitalization are eligible for the portfolio.

      3. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

      4. Each stock receives the best rank from step 3 as its selection score.

      5. The top 50 stocks based on the selection score determined in step 4 comprise the "selected stocks." The selected stocks are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
         respectively. Stocks are equally weighted within each quintile.

      6. A sector constraint is applied such that no sector may be weighted more than 15% above its weight in the Base Index.

The Index is rebalanced and reconstituted quarterly. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

ALPHADEX(R) STYLE FUNDS

The AlphaDEX(R) Style Funds will make changes to their portfolios shortly after changes to the Indices are released to the public. Investors are able to access the holdings of each AlphaDEX(R) Style Fund and the composition and compilation methodology of the Indices through the AlphaDEX(R) Style Funds' website at www.ftportfolios.com.

In the event that Nasdaq, Inc. no longer calculates the Indices, the Indices' license is terminated or the identity or character of any of the Indices is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the AlphaDEX(R) Style Funds. The Board will also take whatever actions it deems to be in the best interests of the AlphaDEX(R) Style Funds if the AlphaDEX(R) Style Funds' shares are delisted.

                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on Nasdaq and its net asset value. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on Nasdaq, as of the time a Fund's net asset value is calculated. A Fund's Market Price may be at, above, or below its net asset value. The net asset value of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its net asset value, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the net asset value and Market Price of a Fund on a given day, generally at the time net asset value is calculated. A premium is the amount that a Fund is trading above the reported net asset value. A discount is the amount that a Fund is trading below the reported net asset value.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's net asset value. The information shown for each Fund is for the period indicated. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares because shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' shares have traded is available on the Funds' website at www.ftportfolios.com.

                                      FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 171                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    29                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  81                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    32                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                       FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 159                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    28                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  93                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    33                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                       83


                                      FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 155                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    23                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  97                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    38                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                     FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 164                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    32                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  88                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    29                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                     FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 192                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    42                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  60                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    19                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                     FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 126                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    27                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 126                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    34                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                       84


                                     FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 160                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    15                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  92                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    46                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                      FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 168                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    27                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  84                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    34                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                      FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 187                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    16                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  65                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    45                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                     FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 163                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    18                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  89                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    43                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                       85


                                     FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 193                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    19                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  59                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    42                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------


                                         FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                 178                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    39                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
-------------------------------------------------------------------------------------------------------------------------
12 Months Ended 12/31/2015                  74                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------
3 Months Ended 3/31/2016                    22                       0                       0                      0
-------------------------------------------------------------------------------------------------------------------------

                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The net asset value per share of a Fund is the value of one share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The net asset value return is based on the net asset value per share of a Fund, and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on Nasdaq, as of the time that a Fund's net asset value is calculated. Since the shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the net asset value of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and net asset value returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and net asset value, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of shares of a Fund. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

                                FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                      7.67%            15.48%              6.55%            105.38%            68.52%
---------------------------------------------------------------------------------------------------------------------
Market Price                         7.74%            15.51%              6.56%            105.60%            68.66%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap
   Core Index                        N.A.               N.A.              N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Large Cap Core Index         8.39%            16.31%              7.33%            112.88%            79.03%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Core Index to the Nasdaq AlphaDEX(R) Large Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Core Index.


                                 FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                      5.55%            15.17%              7.91%            102.60%            87.14%
---------------------------------------------------------------------------------------------------------------------
Market Price                         5.51%            15.18%              7.91%            102.68%            87.14%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap
   Core Index                        N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Mid Cap Core Index           6.21%            15.98%              8.70%            109.87%            98.62%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Core Index to the Nasdaq AlphaDEX(R) Mid Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Core Index.


                                FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                      5.45%            14.75%              6.47%             98.95%            67.55%
---------------------------------------------------------------------------------------------------------------------
Market Price                         5.48%            14.74%              6.46%             98.83%            67.45%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap
   Core Index                        N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Small Cap Core Index         6.12%            15.57%              7.31%            106.21%            78.72%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Core Index to the Nasdaq AlphaDEX(R) Small Cap Core Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Core Index.

                               FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                     -0.29%            14.13%              5.82%             93.64%            59.34%
---------------------------------------------------------------------------------------------------------------------
Market Price                        -0.34%            14.16%              5.82%             93.88%            59.33%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap
   Value Index                       N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Large Cap Value Index        0.37%            14.97%              6.64%            100.91%            69.72%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Value Index to the Nasdaq AlphaDEX(R) Large Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Value Index.


                               FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                     17.32%            16.75%              7.07%            116.91%            75.47%
---------------------------------------------------------------------------------------------------------------------
Market Price                        17.33%            16.79%              7.08%            117.26%            75.61%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Large Cap
   Growth Index                      N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Large Cap Growth Index      18.12%            17.61%              7.86%            125.03%            86.37%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Large Cap Growth Index to the Nasdaq AlphaDEX(R) Large Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Large Cap Growth Index.


                               FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                     -0.74%            14.15%              6.42%             93.78%            66.86%
---------------------------------------------------------------------------------------------------------------------
Market Price                        -0.77%            14.13%              6.41%             93.68%            66.70%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Multi Cap
   Value Index                       N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Multi Cap Value Index       -0.02%            15.04%              7.27%            101.46%            78.17%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Value Index to the Nasdaq AlphaDEX(R) Multi Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Value Index.

                               FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                            AVERAGE ANNUAL                         CUMULATIVE
                                                      --------------------------           --------------------------
                                                                       INCEPTION                            INCEPTION
                                    1 YEAR            5 YEARS           (5/8/07)           5 YEARS           (5/8/07)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                     15.89%            16.34%              7.33%            113.15%            79.02%
---------------------------------------------------------------------------------------------------------------------
Market Price                        15.93%            16.37%              7.34%            113.40%            79.09%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index                      N.A.              N.A.               N.A.               N.A.              N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Multi Cap Growth Index      16.77%            17.25%              8.16%            121.56%            90.74%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Multi Cap Growth Index to the Nasdaq AlphaDEX(R) Multi Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Multi Cap Growth Index.


                                FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                                             AVERAGE ANNUAL              CUMULATIVE
                                                                            ----------------            ------------
                                                                               INCEPTION                 INCEPTION
                                                       1 YEAR                  (4/19/11)                 (4/19/11)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                                        -0.87%                    10.53%                    53.52%
---------------------------------------------------------------------------------------------------------------------
Market Price                                           -1.04%                    10.51%                    53.41%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap Value Index                  N.A.                      N.A.                      N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Mid Cap Value Index                            -0.26%                    11.34%                    58.41%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Value Index to the Nasdaq AlphaDEX(R) Mid Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Value Index.


                                FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                                             AVERAGE ANNUAL              CUMULATIVE
                                                                            ----------------            ------------
                                                                               INCEPTION                 INCEPTION
                                                       1 YEAR                  (4/19/11)                 (4/19/11)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                                        13.91%                    11.19%                    57.47%
---------------------------------------------------------------------------------------------------------------------
Market Price                                           13.99%                    11.19%                    57.52%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mid Cap Growth Index                 N.A.                      N.A.                      N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Mid Cap Growth Index                           14.77%                    12.04%                    62.68%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Mid Cap Growth Index to the Nasdaq AlphaDEX(R) Mid Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mid Cap Growth Index.

                               FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                                             AVERAGE ANNUAL              CUMULATIVE
                                                                            ----------------            ------------
                                                                               INCEPTION                 INCEPTION
                                                       1 YEAR                  (4/19/11)                 (4/19/11)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                                        -1.89%                    10.99%                    56.29%
---------------------------------------------------------------------------------------------------------------------
Market Price                                           -1.83%                    10.98%                    56.24%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap Value Index                N.A.                      N.A.                      N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Small Cap Value Index                          -1.03%                    11.93%                    62.04%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Value Index to the Nasdaq AlphaDEX(R) Small Cap Value Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Value Index.


                               FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                                             AVERAGE ANNUAL              CUMULATIVE
                                                                            ----------------            ------------
                                                                               INCEPTION                 INCEPTION
                                                       1 YEAR                  (4/19/11)                 (4/19/11)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                                        15.17%                    11.79%                    61.16%
---------------------------------------------------------------------------------------------------------------------
Market Price                                           15.17%                    11.78%                    61.11%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Small Cap Growth Index               N.A.                      N.A.                      N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Small Cap Growth Index                         16.11%                    12.68%                    66.75%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Small Cap Growth Index to the Nasdaq AlphaDEX(R) Small Cap Growth Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Small Cap Growth Index.


                                   FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
                                       TOTAL RETURNS AS OF JULY 31, 2015

                                                                             AVERAGE ANNUAL              CUMULATIVE
                                                                            ----------------            ------------
                                                                               INCEPTION                 INCEPTION
                                                       1 YEAR                  (5/11/11)                 (5/11/11)
---------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net Asset Value                                         6.29%                     9.55%                    46.99%
---------------------------------------------------------------------------------------------------------------------
Market Price                                            6.33%                     9.56%                    47.04%
---------------------------------------------------------------------------------------------------------------------
INDEX PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Nasdaq AlphaDEX(R) Mega Cap Index                       N.A.                      N.A.                      N.A.
---------------------------------------------------------------------------------------------------------------------
Defined Mega Cap Index                                  7.15%                    10.46%                    52.18%
---------------------------------------------------------------------------------------------------------------------

* On April 8, 2016, the Fund's underlying index changed from the Defined Mega Cap Index to the Nasdaq AlphaDEX(R) Mega Cap Index. Because the Fund's new underlying index had an inception date of January 11, 2016, performance information is not included above. The new Index is substantially similar to the Defined Mega Cap Index.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated, except for the six-month period ended January 31, 2016, has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, is included in the Annual Reports to Shareholders dated July 31, 2015 and is incorporated by reference in the Funds' SAI, which is available upon request. The information with respect to the six-month period ended January 31, 2016, is unaudited and included in the Semi-Annual Report to Shareholders dated January 31, 2016, which is incorporated by reference in the Funds' SAI, which is available upon request.


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    45.96     $    43.21     $    37.10    $    28.66    $    28.38    $  23.76
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.32           0.57           0.49          0.48          0.35        0.25
Net realized and unrealized gain (loss)              (5.13)          2.75           6.10          8.45          0.26        4.63
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.81)          3.32           6.59          8.93          0.61        4.88
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.34)         (0.57)         (0.48)        (0.49)        (0.33)      (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    40.81     $    45.96     $    43.21    $    37.10    $    28.66    $  28.38
===================================================================================================================================
TOTAL RETURN (a)                                    (10.47)%         7.67%         17.83%        31.41%         2.20%      20.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,461,147     $1,932,424     $1,151,542    $  500,829    $  326,690    $273,861
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61% (b)      0.61%          0.64%         0.66%         0.70%       0.70%
Ratio of net expenses to average net assets           0.61% (b)      0.61%          0.64%         0.66%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  1.43% (b)      1.25%          1.25%         1.47%         1.27%       1.04%
Portfolio turnover rate (c)                             52%            91%            78%           78%           95%         81%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)   Annualized.
(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    52.97     $    50.65     $    44.95    $    34.19    $    34.17    $  27.10
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.29           0.51           0.31          0.42          0.21        0.12
Net realized and unrealized gain (loss)              (7.67)          2.31           5.75         10.71          0.01        7.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (7.38)          2.82           6.06         11.13          0.22        7.21
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.27)         (0.50)         (0.36)        (0.37)        (0.20)      (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    45.32     $    52.97     $    50.65    $    44.95    $    34.19    $  34.17
===================================================================================================================================
TOTAL RETURN (a)                                    (13.94)%         5.55%         13.49%        32.71%         0.66%      26.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  684,299     $1,016,952     $  861,094    $  485,456    $  294,075    $319,491
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)      0.62%          0.64%         0.66%         0.70%       0.70%
Ratio of net expenses to average net assets           0.63% (b)      0.62%          0.64%         0.66%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  1.11% (b)      0.97%          0.64%         1.04%         0.63%       0.44%
Portfolio turnover rate (c)                             50%           102%            81%           81%           94%         86%
-----------------------------------------------------------------------------------------------------------------------------------


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    48.24     $    46.07     $    42.20    $    31.20    $    30.93    $  24.98
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.20           0.35           0.22          0.34          0.17        0.07
Net realized and unrealized gain (loss)              (7.16)          2.17           3.86         11.00          0.27        5.97
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (6.96)          2.52           4.08         11.34          0.44        6.04
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.20)         (0.35)         (0.21)        (0.34)        (0.17)      (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    41.08     $    48.24     $    46.07    $    42.20    $    31.20    $  30.93
===================================================================================================================================
TOTAL RETURN (a)                                    (14.45)%         5.45%          9.66%        36.58%         1.42%      24.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  445,715     $  701,882     $  520,550    $  289,082    $  140,384    $117,530
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)      0.63%          0.66%         0.70%         0.70%       0.74%
Ratio of net expenses to average net assets           0.63% (b)      0.63%          0.66%         0.70%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  0.86% (b)      0.73%          0.49%         0.87%         0.56%       0.24%
Portfolio turnover rate (c)                             52%            97%            89%           85%          101%         90%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b)   Annualized.
(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    41.61     $    42.48     $    36.78    $    28.11    $    27.18    $  23.24
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.43           0.77           0.69          0.58          0.40        0.32
Net realized and unrealized gain (loss)              (5.37)         (0.87)          5.69          8.66          0.93        3.93
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.94)         (0.10)          6.38          9.24          1.33        4.25
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.46)         (0.77)         (0.68)        (0.57)        (0.40)      (0.31)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    36.21     $    41.61     $    42.48    $    36.78    $    28.11    $  27.18
===================================================================================================================================
TOTAL RETURN (a)                                    (11.93)%        (0.29)%        17.46%        33.15%         4.96%      18.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  798,431     $1,181,747     $1,021,608    $  467,124    $  247,370    $178,052
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)      0.62%          0.64%         0.67%         0.70%       0.71%
Ratio of net expenses to average net assets           0.62% (b)      0.62%          0.64%         0.67%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  2.14% (b)      1.77%          1.80%         1.85%         1.56%       1.47%
Portfolio turnover rate (c)                             44%            78%            68%           69%           88%         76%
-----------------------------------------------------------------------------------------------------------------------------------


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    49.95     $    42.86     $    36.26    $    28.54    $    29.33    $  23.91
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.14           0.32           0.23          0.30          0.24        0.17
Net realized and unrealized gain (loss)              (4.33)          7.09           6.61          7.75         (0.80)       5.43
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.19)          7.41           6.84          8.05         (0.56)       5.60
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.15)         (0.32)         (0.24)        (0.33)        (0.23)      (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    45.61     $    49.95     $    42.86    $    36.26    $    28.54    $  29.33
===================================================================================================================================
TOTAL RETURN (a)                                     (8.38)%        17.32%         18.88%        28.42%        (1.89)%     23.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  652,156     $  681,765     $  304,293    $  170,419    $  129,864    $139,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)      0.63%          0.66%         0.70%         0.70%       0.72%
Ratio of net expenses to average net assets           0.62% (b)      0.63%          0.66%         0.70%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  0.59% (b)      0.68%          0.58%         0.88%         0.86%       0.59%
Portfolio turnover rate (c)                             79%           143%           138%          141%          162%        146%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b)   Annualized.
(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    44.75     $    45.71     $    40.10    $    29.93    $    29.24    $  24.61
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.38           0.64           0.55          0.51          0.36        0.32
Net realized and unrealized gain (loss)              (6.47)         (0.96)          5.60         10.16          0.69        4.64
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (6.09)         (0.32)          6.15         10.67          1.05        4.96
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.39)         (0.64)         (0.54)        (0.50)        (0.36)      (0.33)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    38.27     $    44.75     $    45.71    $    40.10    $    29.93    $  29.24
===================================================================================================================================
TOTAL RETURN (a)                                    (13.66)%        (0.74)%        15.38%        35.92%         3.62%      20.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  107,159     $  196,887     $  175,986    $   92,227    $   47,882    $ 39,470
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.67% (b)      0.70%          0.70%         0.76%         0.80%       0.87%
Ratio of net expenses to average net assets           0.67% (b)      0.70%          0.70%         0.70%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  1.70% (b)      1.36%          1.29%         1.46%         1.24%       1.16%
Portfolio turnover rate (c)                             43%            82%            74%           70%           90%         74%
-----------------------------------------------------------------------------------------------------------------------------------


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED JULY 31,
                                                 1/31/2016   ----------------------------------------------------------------------
                                                 UNAUDITED        2015          2014          2013          2012          2011
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    52.16     $    45.23     $    39.59    $    31.16    $    31.66    $  25.07
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.10           0.23           0.12          0.26          0.16        0.08
Net realized and unrealized gain (loss)              (5.53)          6.94           5.67          8.42         (0.51)       6.62
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (5.43)          7.17           5.79          8.68         (0.35)       6.70
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.11)         (0.24)         (0.15)        (0.25)        (0.15)      (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    46.62     $    52.16     $    45.23    $    39.59    $    31.16    $  31.66
===================================================================================================================================
TOTAL RETURN (a)                                    (10.43)%        15.89%         14.63%        28.01%        (1.10)%     26.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   97,893     $   91,279     $   61,062    $   37,609    $   29,606    $ 37,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)      0.72%          0.74%         0.85%         0.85%       0.95%
Ratio of net expenses to average net assets           0.70% (b)      0.70%          0.70%         0.70%         0.70%       0.70%
Ratio of net investment income (loss) to
  average net assets                                  0.42% (b)      0.48%          0.27%         0.74%         0.48%       0.20%
Portfolio turnover rate (c)                             82%           135%           139%          147%          155%        149%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b)   Annualized.
(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                                                                                         FOR THE
                                                 SIX MONTHS                                                               PERIOD
                                                    ENDED                FOR THE YEAR ENDED JULY 31,                   4/19/2011 (a)
                                                 1/31/2016   --------------------------------------------------------    THROUGH
                                                  UNAUDITED        2015          2014          2013         2012        7/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    29.56     $    30.20     $    26.63    $    19.74    $  19.27      $  20.06
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.23           0.39           0.24          0.25          0.15        0.04
Net realized and unrealized gain (loss)              (4.57)         (0.64)          3.56          6.89          0.47       (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.34)         (0.25)          3.80          7.14          0.62       (0.75)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.22)         (0.39)         (0.23)        (0.25)        (0.15)      (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    25.00     $    29.56     $    30.20    $    26.63    $    19.74    $  19.27
===================================================================================================================================
TOTAL RETURN (b)                                    (14.72)%        (0.87)%        14.30%        36.37%         3.23%      (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   36,251     $   75,389     $  101,173    $   21,302    $    8,885    $  1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net expenses to average net assets           0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net investment income (loss) to
  average net assets                                  1.51% (c)      1.27%          0.90%         0.96%         0.98%       0.74%(c)
Portfolio turnover rate (d)                             47%            88%            84%           66%          100%         14%
------------------------------------------------------------------------------------------------------------------------------------


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                                                                                         FOR THE
                                                 SIX MONTHS                                                               PERIOD
                                                    ENDED                FOR THE YEAR ENDED JULY 31,                   4/19/2011 (a)
                                                 1/31/2016   --------------------------------------------------------    THROUGH
                                                  UNAUDITED        2015          2014          2013         2012        7/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    31.31     $    27.61     $    24.62    $    19.50    $    19.93    $ 20.17
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.05           0.13           0.07          0.18          0.02      (0.00)(e)
Net realized and unrealized gain (loss)              (4.03)          3.71           3.00          5.07         (0.44)     (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.98)          3.84           3.07          5.25         (0.42)     (0.24)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.05)         (0.14)         (0.08)        (0.13)        (0.01)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    27.28     $    31.31     $    27.61    $    24.62    $    19.50    $ 19.93
===================================================================================================================================
TOTAL RETURN (b)                                    (12.73)%        13.91%         12.49%        27.05%        (2.11)%    (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   95,478     $  114,273     $   41,422    $   22,161    $   16,572    $ 6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)      0.70%          0.70%         0.70%         0.70%      0.70%(c)
Ratio of net expenses to average net assets           0.70% (c)      0.70%          0.70%         0.70%         0.70%      0.70%(c)
Ratio of net investment income (loss) to
  average net assets                                  0.32% (c)      0.42%          0.08%         0.83%         0.11%     (0.18)%(c)
Portfolio turnover rate (d)                             91%           159%           148%          156%          166%         48%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)   Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)   Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                                                                         FOR THE
                                                 SIX MONTHS                                                               PERIOD
                                                    ENDED                FOR THE YEAR ENDED JULY 31,                   4/19/2011 (a)
                                                 1/31/2016   --------------------------------------------------------    THROUGH
                                                  UNAUDITED        2015          2014          2013         2012        7/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    30.20     $    31.06     $    27.96    $    19.81    $    19.80    $  19.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.12           0.28           0.23          0.20          0.14        0.03
Net realized and unrealized gain (loss)              (5.02)         (0.85)          3.09          8.15          0.01       (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.90)         (0.57)          3.32          8.35          0.15       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.12)         (0.29)         (0.22)        (0.20)        (0.14)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    25.18     $    30.20     $    31.06    $    27.96    $    19.81    $  19.80
===================================================================================================================================
TOTAL RETURN (b)                                    (16.25)%        (1.89)%        11.86%        42.34%         0.75%      (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   44,064     $   72,491     $   62,110    $   44,743    $    5,944    $  1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net expenses to average net assets           0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net investment income (loss) to
  average net assets                                  0.83% (c)      0.86%          0.72%         1.32%         0.82%       0.57%(c)
Portfolio turnover rate (d)                             53%            96%            86%          104%          103%         15%
------------------------------------------------------------------------------------------------------------------------------------


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                                                                                         FOR THE
                                                 SIX MONTHS                                                               PERIOD
                                                    ENDED                FOR THE YEAR ENDED JULY 31,                   4/19/2011 (a)
                                                 1/31/2016   --------------------------------------------------------    THROUGH
                                                  UNAUDITED        2015          2014          2013         2012        7/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    32.18     $    27.96     $    26.01    $    20.37    $    19.92    $ 20.08
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.04           0.04          (0.01)         0.05          0.02      (0.01)
Net realized and unrealized gain (loss)              (3.89)          4.20           1.97          5.66          0.46      (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.85)          4.24           1.96          5.71          0.48      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.05)         (0.02)         (0.01)        (0.07)        (0.03)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    28.28     $    32.18     $    27.96    $    26.01    $    20.37    $ 19.92
===================================================================================================================================
TOTAL RETURN (b)                                    (11.97)%        15.17%          7.52%        28.14%         2.38%     (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   67,878     $   88,492     $   33,557    $   13,007    $    9,167    $ 5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)      0.70%          0.70%         0.70%         0.70%      0.70%(c)
Ratio of net expenses to average net assets           0.70% (c)      0.70%          0.70%         0.70%         0.70%      0.70%(c)
Ratio of net investment income (loss) to
  average net assets                                  0.30% (c)      0.09%         (0.10)%        0.17%         0.14%     (0.36)%(c)
Portfolio turnover rate (d)                             77%           153%           175%          147%          162%        36%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)   Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                                                                                         FOR THE
                                                 SIX MONTHS                                                               PERIOD
                                                    ENDED                FOR THE YEAR ENDED JULY 31,                   5/11/2011 (a)
                                                   1/31/16   --------------------------------------------------------    THROUGH
                                                  UNAUDITED        2015          2014          2013         2012        7/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    27.48     $    26.23     $    22.97    $    18.00    $    18.89    $  19.67
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22           0.37           0.31          0.28          0.18        0.03
Net realized and unrealized gain (loss)              (2.82)          1.27           3.24          4.97         (0.90)      (0.79)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.60)          1.64           3.55          5.25         (0.72)      (0.76)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.23)         (0.39)         (0.29)        (0.28)        (0.17)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $    24.65     $    27.48     $    26.23    $    22.97    $    18.00    $  18.89
===================================================================================================================================
TOTAL RETURN (b)                                     (9.49)%         6.29%         15.54%        29.42%        (3.78)%     (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   14,788     $   17,864     $   13,117    $   10,335    $   10,801    $  3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net expenses to average net assets           0.70% (c)      0.70%          0.70%         0.70%         0.70%       0.70%(c)
Ratio of net investment income (loss) to
  average net assets                                  1.62% (c)      1.40%          1.28%         1.32%         1.28%       0.77%(c)
Portfolio turnover rate (d)                             69%           134%           125%          135%          164%         52%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)   Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on Nasdaq is satisfied by the fact that the Prospectus is available from Nasdaq upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

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                                       99

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                                       100

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                                       101

--------------------------------------------------------------------------------
                                  FIRST TRUST
--------------------------------------------------------------------------------


                            ALPHADEX(R) STYLE FUNDS

                  First Trust Large Cap Core AlphaDEX(R) Fund
                   First Trust Mid Cap Core AlphaDEX(R) Fund
                  First Trust Small Cap Core AlphaDEX(R) Fund
                  First Trust Large Cap Value AlphaDEX(R) Fund
                 First Trust Large Cap Growth AlphaDEX(R) Fund
                  First Trust Multi Cap Value AlphaDEX(R) Fund
                 First Trust Multi Cap Growth AlphaDEX(R) Fund
                   First Trust Mid Cap Value AlphaDEX(R) Fund
                  First Trust Mid Cap Growth AlphaDEX(R) Fund
                  First Trust Small Cap Value AlphaDEX(R) Fund
                 First Trust Small Cap Growth AlphaDEX(R) Fund
                     First Trust Mega Cap AlphaDEX(R) Fund



FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the SAI and the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.






First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                           SEC File #: 333-140895
www.ftportfolios.com                                                  811-22019